Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
February 29, 2024 (Unaudited)

MONEY MARKET FUNDS - 49.6%	Shares	Value
First American Government Obligations Fund - Class X, 5.23% (a) (Cost $83,590,922)	83,590,922	$ 83,590,922

Other Assets in Excess of Liabilities - 50.4%		85,093,055

Net Assets - 100.0%		$ 168,683,977

(a)	The rate shown is the 7-day effective yield as of February 29, 2024.

Q3 ALL-SEASON TACTICAL FUND
SCHEDULE OF INVESTMENTS
February 29, 2024 (Unaudited)

EXCHANGE-TRADED FUNDS - 84.2%	Shares	Value
Invesco Nasdaq 100 ETF	212,000	$ 38,306,280
ProShares Short 20+ Year Treasury	105,000	2,457,000
Total Exchange-Traded Funds (Cost $35,347,741)		$ 40,763,280

MONEY MARKET FUNDS - 29.0%	Shares	Value
First American Government Obligations Fund - Class X, 5.23% (a) (Cost $14,030,495)	14,030,495	$ 14,030,495

Investments at Value - 113.2% (Cost $49,378,236)		$ 54,793,775

Liabilities in Excess of Other Assets - (13.2%)		(6,398,920)

Net Assets - 100.0%		$ 48,394,855

(a)	The rate shown is the 7-day effective yield as of February 29, 2024.